UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                --------------

if amendment report check here     [ ]; Amendment Number:  ___________

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:     Skyline Asset Management, L.P.
          ----------------------------------
Address:  311 South Wacker Drive, Suite 4500
          ----------------------------------
          Chicago, IL 60606
          ----------------------------------

Form 13F File Number:  28-5324
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Anthony Nanni
        ---------------------------------------------------
Title:  Chief Compliance Officer
        ---------------------------------------------------
Phone:  (312) 913-3984
        ---------------------------------------------------

Signature, Place, and Date of Signing:

    /s/ Anthony Nanni            Chicago, IL             April 24, 2008
    -------------------      -------------------      --------------------
        [Signature]             [City, State]              [Date]

Report Type:

[ ]  13F HOLDINGS REPORT.

[ ]  13F NOTICE.

[X]  13F COMBINATION REPORT.

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          1
                                            ---------------------
Form 13F Information Table Entry Total:     72
                                            ---------------------
Form 13F Information Table Value Total:     $812,057
                                            ---------------------
                                                 (thousands)

List of Other Included Managers:


Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report):(List in alphabetical order)

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

     No.     Form 13F File Number     Name

     1       28-04975            Affiliated Managers Group, Inc.
     ----    ---------------     --------------------------------


                                                FORM 13F INFORMATION TABLE

      ITEM 1           ITEM 2     ITEM 3    ITEM 4            ITEM 5          ITEM 6       ITEM 7           ITEM 8
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                                                                                                       VOTING AUTHORITY

NAME OF               TITLE OF              VALUE     SHARES/   SH/  PUT/   INVESTMENT     OTHER
ISSUER                 CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL   DISCRETION    MANAGERS  SOLE   SHARED     NONE
Aaron Rents,
Inc.                  COM       002535201   10,165     471,910             Share-Defined         1          467,900   4,010
Acco Brands
Corporation           COM       00081T108   12,068     889,290             Share-Defined         1          881,400   7,890
AirTran
Holdings, Inc.        COM       00949P108    5,781     875,853             Share-Defined         1          867,833   8,020
Alliance              COM
Imaging, Inc.         NEW       018606202   13,208   1,535,780             Share-Defined         1        1,522,200  13,580
American Axle
& Mfg.
Holdings, Inc.        COM       024061103    7,737     377,420             Share-Defined         1          374,100   3,320
Arris Group,
Inc.                  COM       04269Q100    6,165   1,059,220             Share-Defined         1        1,049,500   9,720
ArvinMeritor,
Inc.                  COM       043353101    3,368     269,200             Share-Defined         1          266,900   2,300
Aspen Insurance
Holdings
Limited               SHS       G05384105   16,056     608,660             Share-Defined         1          603,300   5,360
B&G Foods,
Inc.                  CLA       05508R106   10,432     948,350             Share-Defined         1          939,800   8,550
Benchmark
Electronics,
Inc.                  COM       08160H101   13,030     725,925             Share-Defined         1          719,250   6,675
Big 5 Sporting
Goods
Corporation           COM       08915P101    8,702     992,220             Share-Defined         1          983,700   8,520
Brady
Corporation           CLA       104674106   12,802     382,940             Share-Defined         1          379,300   3,640
Brocade
Communications        COM
Systems               NEW       111621306    9,350   1,280,888             Share-Defined         1        1,269,738  11,150
CAI International,
Inc.                  COM       12477X106    8,768     681,790             Share-Defined         1          675,800   5,990
CBIZ, Inc.            COM       124805102   18,309   2,254,750             Share-Defined         1        2,235,900  18,850
                      COM
CMGI, Inc.            NEW       125750307   11,467     864,750             Share-Defined         1          857,200   7,550
Carlisle
Companies
Incorporated          COM       142339100   16,403     490,510             Share-Defined         1          485,500   5,010
Centene
Corporation           COM       15135B101      662      47,500             Share-Defined         1           46,924     576
Cincinnati Bell
Inc.                  COM       171871106   17,933   4,209,652             Share-Defined         1        4,172,522  37,130
Comfort Systems
USA,
Inc.                  COM       199908104   12,395     952,730             Share-Defined         1          944,200   8,530
Con-way Inc.          COM       205944101    7,086     143,200             Share-Defined         1          142,000   1,200
Consolidated
Graphics
Inc.                  COM       209341106   17,240     307,590             Share-Defined         1          304,910   2,680
Convergys
Corporation           COM       212485106    8,519     565,650             Share-Defined         1          560,600   5,050
Cowen Group, Inc.     COM       223621103    5,549     782,609             Share-Defined         1          777,269   5,340
Crane Co.             COM       224399105   21,696     537,700             Share-Defined         1          537,700       0
Cytec Industries
Inc.                  COM       232820100   20,926     388,600             Share-Defined         1          388,600       0
Delphi Financial
Group,
Inc.                  CLA       247131105   16,568     566,810             Share-Defined         1          561,800   5,010
Drew Industries       COM
Incorporated          NEW       26168L205    8,242     336,960             Share-Defined         1          334,000   2,960
Electronics For
Imaging, Inc.         COM       286082102   14,080     943,685             Share-Defined         1          935,785   7,900
Fairchild
Semiconductor
Int'l                 COM       303726103    9,432     791,250             Share-Defined         1          784,150   7,100
Financial Federal
Corporation           COM       317492106   10,404     477,010             Share-Defined         1          472,600   4,410



     ITEM 1           ITEM 2     ITEM 3    ITEM 4            ITEM 5          ITEM 6       ITEM 7           ITEM 8
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                                                                                                       VOTING AUTHORITY

NAME OF               TITLE OF              VALUE     SHARES/   SH/  PUT/   INVESTMENT     OTHER
ISSUER                 CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL   DISCRETION    MANAGERS  SOLE   SHARED     NONE
Five Star Quality
Care,
Inc.                  COM       33832D106    9,526   1,500,148             Share-Defined         1        1,486,898  13,250
Gentiva Health
Services, Inc.        COM       37247A102    8,093     371,936             Share-Defined         1          368,830   3,106
Harris Stratex
Networks, Inc.        CLA       41457P106    6,340     632,087             Share-Defined         1          626,477   5,610
Heidrick &
Struggles
Int'l., Inc.          COM       422819102   14,983     460,580             Share-Defined         1          456,300   4,280
Hercules
Technology
Growth Cap, Inc.      COM       427096508    8,005     737,110             Share-Defined         1          730,800   6,310
Herman Miller,
Inc.                  COM       600544100   12,398     504,610             Share-Defined         1          500,000   4,610
IXYS Corporation      COM       46600w106    3,545     519,030             Share-Defined         1          514,900   4,130
Jo-Ann Stores, Inc.   COM       47758P307   12,761     866,354             Share-Defined         1          858,860   7,494
Jos. A. Bank
Clothiers,
Inc.                  COM       480838101   18,604     907,490             Share-Defined         1          899,470   8,020
Key Energy
Services,
Inc.                  COM       492914106   12,365     921,420             Share-Defined         1          912,500   8,920
MCG Capital
Corporation           COM       58047P107    7,447     819,204             Share-Defined         1          812,294   6,910
MarineMax, Inc.       COM       567908108    8,705     698,640             Share-Defined         1          692,400   6,240
Mattson
Technology,
Inc.                  COM       577223100    5,438     893,020             Share-Defined         1          885,000   8,020
McCormick &
Schmick's Seafood     COM       579793100    7,363     631,980             Share-Defined         1          626,400   5,580
McGrath Rentcorp      COM       580589109    2,501     103,730             Share-Defined         1          103,220     510
NCI Building
Systems,
Inc.                  COM       628852105   16,244     671,240             Share-Defined         1          665,100   6,140
ON Semiconductor
Corporation           COM       682189105    9,254   1,629,238             Share-Defined         1        1,615,068  14,170
Perot Systems
Corp.                 CLA       714265105   16,185   1,076,140             Share-Defined         1        1,066,840   9,300
Prosperity
Bancshares,
Inc.                  COM       743606105   20,025     698,710             Share-Defined         1          692,400   6,310
RAM Holdings,
Inc.                  SHS       G7368R104    2,852   1,256,220             Share-Defined         1        1,247,300   8,920
Reinsurance Group
Of America, Inc.      COM       759351109   26,267     482,500             Share-Defined         1          478,090   4,410
Rudolph
Technologies,
Inc.                  COM       781270103    5,045     516,420             Share-Defined         1          511,400   5,020
Ryder System, Inc.    COM       783549108   12,724     208,900             Share-Defined         1          207,000   1,900
SMART Modular         ORD
Technologies          SHS       G82245104    9,806   1,578,989             Share-Defined         1        1,564,399  14,590
SeaBright
Insurance
Holdings              COM       811656107   15,528   1,054,161             Share-Defined         1        1,044,841   9,320
SkyWest, Inc.         COM       830879102    7,335     347,290             Share-Defined         1          344,470   2,820
Spherion
Corporation           COM       848420105   12,045   1,968,120             Share-Defined         1        1,950,800  17,320
Super Micro
Computer,
Inc.                  COM       86800U104    5,546     664,250             Share-Defined         1          658,400   5,850
Syniverse
Holdings,
Inc.                  COM       87163F106   16,331     980,260             Share-Defined         1          972,000   8,260
Synnex
Corporation           COM       87162W100   15,504     730,640             Share-Defined         1          724,400   6,240
TNS, Inc.             COM       872960109   18,038     873,910             Share-Defined         1          866,200   7,710
TTM
Technologies,
Inc.                  COM       87305R109   12,352   1,091,200             Share-Defined         1        1,091,200       0



     ITEM 1           ITEM 2     ITEM 3    ITEM 4            ITEM 5          ITEM 6       ITEM 7           ITEM 8
------------------------------------------------------------------------------------------------------------------------
                                                                                                       VOTING AUTHORITY

NAME OF               TITLE OF              VALUE     SHARES/   SH/  PUT/   INVESTMENT     OTHER
ISSUER                 CLASS      CUSIP    (x$1000)   PRN AMT   PRN  CALL   DISCRETION    MANAGERS  SOLE   SHARED     NONE
The Hanover
Insurance
Group, Inc.           COM       410867105   23,615     574,010             Share-Defined         1          569,000   5,010
The Toro
Company               COM       891092108   15,083     364,420             Share-Defined         1          361,000   3,420
TradeStation
Group,
Inc.                  COM       89267P105    9,110   1,069,290             Share-Defined         1        1,060,300   8,990
Triumph Group,
Inc.                  COM       896818101    9,029     158,600             Share-Defined         1          158,600       0
United PanAm
Financial Corp.       COM       911301109    1,923     528,210             Share-Defined         1          524,610   3,600
Virtusa
Corportation          COM       92827P102    5,226     535,410             Share-Defined         1          530,955   4,455
Zep Inc.              COM       98944B108    5,898     363,600             Share-Defined         1          360,600   3,000
iStar Financial Inc.  COM       45031U101   11,502     819,830             Share-Defined         1          812,600   7,230
inVentiv Health,
Inc.                  COM       46122E105   16,973     589,140             Share-Defined         1          583,900   5,240
TOTAL                                      812,057